DISAGGREGATED REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 31,866	$ 33,891	$ 140,056	[1]	$ 161,338	[1]
RPO Recruitment
Disaggregation of Revenue [Line Items]
Revenue	15,742	15,838	67,993		78,468
Contracting
Disaggregation of Revenue [Line Items]
Revenue	$ 16,124	$ 18,053	$ 72,063		$ 82,870

[1]	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.